FAIR VALUE MEASUREMENTS - Activities related to fair value of warrants liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Activities related to fair value of warrants liability
Balance at the beginning of the year	$ 5,617
Change in fair value	$ (5,617)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in fair value of warrants liability